Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PROPERTY AND EQUIPMENT

At March 31, 2012 and December 31, 2011, property and equipment consisted of the following:

	Useful Life	March 31, 2012	December 31, 2011
Office equipment and furniture	4 - 10 Years	$41,315	$40,596
Manufacturing equipment	5 - 10 Years	697,573	742,183
Vehicles	4 - 10 Years	1,568,303	1,386,760
Construction in progress	-	3,710,738	3,607,164
Building and building improvements	8 - 20 Years	9,111,954	8,824,026
		15,129,883	14,600,729
Less: accumulated depreciation		(1,655,281)	(1,467,474)
		$13,474,602	$13,133,255

For the three months ended March 31, 2012 and 2011, depreciation expense amounted to $178,656 and $119,418.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amount to $2,453,338 at March 31, 2012. The Company expects to complete the construction by June 2012.

NOTE 6 - PROPERTY AND EQUIPMENT

At December 31, 2011 and 2010, property and equipment consist of the following:

	Useful Life	December 31, 2011	December 31, 2010
Office equipment and furniture	4-10 Years	$40,596	$35,282
Manufacturing equipment	5-10 Years	742,183	207,375
Vehicles	4-10 Years	1,386,760	840,002
Construction in progress	-	3,607,164	3,177,752
Buildings and building improvements	8-20 Years	8,824,026	5,419,283
		14,600,729	9,679,694
Less: accumulated depreciation		(1,467,474)	(893,033)
		$13,133,255	$8,786,661

For the years ended December 31, 2011 and 2010, depreciation expense amounted to $530,697 and $433,283.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amount to $2,437,920 at December 31, 2011. The Company expects to complete the construction in mid 2012.